The Gabelli Utilities Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.1%
	ENERGY AND UTILITIES — 76.1%
	Alternative Energy — 0.5%
370,000	Algonquin Power & Utilities Corp.	$5,066,083
36,000	NextEra Energy Partners LP	1,902,240
70,000	Ormat Technologies Inc., New York	5,200,300

		12,168,623

	Electric Integrated — 49.5%
302,000	ALLETE Inc.	26,397,820
174,000	Alliant Energy Corp.	9,383,820
550,000	Ameren Corp.	44,027,500
690,000	American Electric Power Co. Inc.	64,646,100
7,000	Atlantic Power Corp.†	16,326
186,000	Avangrid Inc.	9,718,500
236,000	Avista Corp.	11,431,840
436,000	Black Hills Corp.	33,454,280
61,000	CMS Energy Corp.	3,900,950
458,495	Dominion Energy Inc.	37,156,435
5,500	DTE Energy Co.	731,280
290,000	Duke Energy Corp.	27,799,400
575,000	Edison International	43,366,500
809,000	El Paso Electric Co.	54,267,720
1,400	Entergy Corp.	164,304
1,130,000	Evergy Inc.	75,212,800
795,000	Eversource Energy	67,948,650
345,000	Exelon Corp.	16,666,950
380,000	FirstEnergy Corp.	18,327,400
190,000	Fortis Inc., Toronto	8,032,532
914,000	Hawaiian Electric Industries Inc.	41,687,540
42,000	IDACORP Inc.	4,732,140
305,500	MGE Energy Inc.	24,400,285
586,700	NextEra Energy Inc.	136,695,233
265,000	NiSource Inc.	7,928,800
428,000	NorthWestern Corp.	32,121,400
785,000	OGE Energy Corp.	35,623,300
690,000	Otter Tail Corp.	37,087,500
320,000	Pinnacle West Capital Corp.	31,062,400
1,605,000	PNM Resources Inc.	83,588,400
572,000	PPL Corp.	18,012,280
190,000	Public Service Enterprise Group Inc.	11,795,200
430,000	The Southern Co.	26,561,100
51,125	Unitil Corp.	3,243,370
597,000	WEC Energy Group Inc.	56,774,700
310,000	Xcel Energy Inc.	20,115,900

		1,124,080,655

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	6,329,490
360,000	Red Electrica Corp. SA	7,312,065

Shares		Market Value
3,400	Uniper SE	$111,509

		13,753,064

	Global Utilities — 2.0%
10,000	AES Tiete Energia SA	29,218
40,000	Chubu Electric Power Co. Inc.	578,959
20,000	E.ON SE	194,426
5,000	EDP - Energias de Portugal SA, ADR	195,500
200,000	Electric Power Development Co. Ltd.	4,559,538
20,800	Electricite de France SA	232,832
200,000	Emera Inc.	8,779,862
35,000	Enagas SA	811,035
100,000	Endesa SA	2,631,149
270,000	Enel SpA	2,016,164
75,000	Equinor ASA	1,426,605
4,000	EuroSite Power Inc.†	438
560,000	Hera SpA	2,298,669
60,000	Hokkaido Electric Power Co. Inc.	315,746
40,000	Hokuriku Electric Power Co.†	268,578
180,000	Huaneng Power International Inc., ADR	3,429,000
50,000	Iberdrola SA, ADR	2,078,500
340,017	Iberdrola SA, Aquis	3,534,069
405,000	Korea Electric Power Corp., ADR†	4,390,200
115,000	Kyushu Electric Power Co. Inc.	1,084,855
32,000	Shikoku Electric Power Co. Inc.	301,577
2,000	Snam SpA	10,102
24,000	The Chugoku Electric Power Co. Inc.	308,310
305,000	The Kansai Electric Power Co. Inc.	3,408,948
55,000	The Tokyo Electric Power Co. Holdings Inc.†	269,087
160,000	Tohoku Electric Power Co. Inc.	1,559,676

		44,713,043

	Merchant Energy — 2.4%
120,000	NRG Energy Inc.	4,752,000
3,090,000	The AES Corp.	50,490,600

		55,242,600

	Natural Gas Integrated — 7.4%
6,000	Apache Corp.	153,600
25,000	Atlas Energy Group LLC†	325
43,500	Devon Energy Corp.	1,046,610
630,000	Energy Transfer LP	8,240,400
138,000	Hess Corp.	8,346,240
300,000	Kinder Morgan Inc.	6,183,000
1,847,200	National Fuel Gas Co.	86,670,624
518,000	ONEOK Inc.	38,171,420
362,000	UGI Corp.	18,197,740

		167,009,959

	Natural Gas Utilities — 7.6%
80,000	Atmos Energy Corp.	9,111,200
94,000	CenterPoint Energy Inc.	2,836,920
43,500	Chesapeake Utilities Corp.	4,146,420

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The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Utilities (Continued)
6,000	CONSOL Energy Inc.†	$93,780
388,800	Corning Natural Gas Holding Corp.(a)	7,116,984
100,000	Gulf Coast Ultra Deep Royalty Trust	3,070
20,000	Italgas SpA	129,094
125,000	National Grid plc	1,355,418
40,000	National Grid plc, ADR	2,165,200
14,000	New Jersey Resources Corp.	633,080
433,000	Northwest Natural Holding Co.	30,890,220
143,000	ONE Gas Inc.	13,743,730
66,000	RGC Resources Inc.	1,929,840
140,000	South Jersey Industries Inc.	4,607,400
906,000	Southwest Gas Holdings Inc.	82,482,240
119,000	Spire Inc.	10,381,560

		171,626,156

	Natural Resources — 1.4%
15,000	Alliance Resource Partners LP	240,150
167,000	BP plc, ADR	6,344,330
14,058	California Resources Corp.†	143,392
365,000	Cameco Corp.	3,467,500
50,000	CNX Resources Corp.†	363,000
12,884	Diamondback Energy Inc.	1,158,400
710,000	Mueller Industries Inc.	20,362,800
45,000	Tullow Oil plc	118,350

		32,197,922

	Services — 1.0%
570,000	Enbridge Inc.	19,995,600
25,000	Halliburton Co.	471,250
34,000	MDU Resources Group Inc.	958,460
50,000	Patterson-UTI Energy Inc.	427,500

		21,852,810

	Water — 3.1%
8,000	American States Water Co.	718,880
112,000	American Water Works Co. Inc.	13,913,760
520,000	Aqua America Inc.	23,311,600
5,000	California Water Service Group	264,650
10,000	Connecticut Water Service Inc.	700,600
16,000	Consolidated Water Co. Ltd.	263,840
20,000	Middlesex Water Co.	1,299,200
545,000	Severn Trent plc	14,507,691
143,700	SJW Group	9,813,273
87,000	The York Water Co.	3,798,420
50,000	United Utilities Group plc, ADR	1,023,500

		69,615,414

	Diversified Industrial — 0.5%
36,000	AZZ Inc.	1,568,160
100,000	ITT Inc.	6,119,000
375,975	Mueller Water Products Inc., Cl. A	4,225,959

Shares		Market Value
22,100	Park-Ohio Holdings Corp.	$659,906

		12,573,025

	Environmental Services — 0.1%
35,000	Covanta Holding Corp.	605,150
80,000	Veolia Environnement SA	2,028,186

		2,633,336

	TOTAL ENERGY AND UTILITIES	1,727,466,607

	COMMUNICATIONS — 14.5%
	Business Services — 0.2%
1,450,000	Clear Channel Outdoor Holdings Inc.†	3,654,000

	Cable and Satellite — 3.7%
35,000	Charter Communications Inc., Cl. A†	14,424,200
27,000	Cogeco Communications Inc.	2,175,937
71,000	Cogeco Inc.	5,114,722
37,000	Comcast Corp., Cl. A	1,667,960
503,000	DISH Network Corp., Cl. A†	17,137,210
308,000	EchoStar Corp., Cl. A†	12,202,960
344,366	Liberty Global plc, Cl. A†	8,523,059
588,000	Liberty Global plc, Cl. C†	13,988,520
80,000	Liberty Latin America Ltd., Cl. A†	1,365,600
147,000	Liberty Latin America Ltd., Cl. C†	2,512,965
85,000	Rogers Communications Inc., Cl. B	4,142,050
12,000	Shaw Communications Inc., Cl. B	235,920
50,000	Tokyo Broadcasting System Holdings Inc.	808,324

		84,299,427

	Telecommunications — 8.0%
12,000	AT&T Inc.	454,080
552,000	BCE Inc.	26,722,320
782,000	CenturyLink Inc.	9,759,360
545,000	Cincinnati Bell Inc.†	2,763,150
35,000	Deutsche Telekom AG	587,256
515,000	Deutsche Telekom AG, ADR	8,605,650
1,440,000	Koninklijke KPN NV	4,490,436
10,000	Koninklijke KPN NV, ADR	31,600
140,000	Loral Space & Communications Inc.†	5,796,000
290,000	Nippon Telegraph & Telephone Corp.	13,828,809
2,200	Orange Belgium SA	45,416
330,000	Orascom Investment Holding, GDR†	47,850
60,000	Pharol SGPS SA†	7,298
220,000	Pharol SGPS SA, ADR†	29,599
26,000	PLDT Inc., ADR	572,000
105,000	Proximus SA	3,118,630
2,000	PT Indosat Tbk†	401
2,300,000	Singapore Telecommunications Ltd.	5,158,630
100,060	Sistema PJSC FC, GDR	386,632
550,000	Sprint Corp.†	3,393,500
121,000	Swisscom AG, ADR	5,961,670
10,000	Tele2 AB, Cl. B	148,821
115,000	Telecom Italia SpA, ADR†	647,450

2

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
208,000	Telefonica Brasil SA, ADR	$2,739,360
130,000	Telefonica Deutschland Holding AG	362,453
500,000	Telefonica SA, ADR	3,800,000
1,000,000	Telekom Austria AG	7,269,992
335,000	Telenet Group Holding NV†	15,810,326
538,000	Telephone & Data Systems Inc.	13,880,400
60,000	Telesites SAB de CV†	39,678
1,200,000	VEON Ltd., ADR	2,880,000
715,000	Verizon Communications Inc.	43,157,400

		182,496,167

	Wireless Communications — 2.6%
50,000	America Movil SAB de CV, Cl. L, ADR	743,000
17,000	ATN International Inc.	992,290
72,000	China Mobile Ltd., ADR	2,980,800
60,000	China Unicom Hong Kong Ltd., ADR	629,400
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	34
90,000	Millicom International Cellular SA	4,380,300
227,500	Millicom International Cellular SA, SDR	11,037,530
6,000	Mobile TeleSystems PJSC, ADR	48,600
461,000	NTT DoCoMo Inc.	11,737,646
135,000	SK Telecom Co. Ltd., ADR	2,997,000
400	SmarTone Telecommunications Holdings Ltd.	347
35,000	TIM Participacoes SA, ADR	502,600
340,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,965,200
348,000	United States Cellular Corp.†	13,077,840
344,900	Vodafone Group plc, ADR	6,866,959

		57,959,546

	TOTAL COMMUNICATIONS	328,409,140

	OTHER — 5.5%
	Aerospace — 0.7%
1,550,000	Rolls-Royce Holdings plc	15,101,499

	Building and Construction — 0.4%
12,000	Acciona SA	1,270,014
160,000	Johnson Controls International plc	7,022,400

		8,292,414

	Business Services — 0.2%
90,000	Macquarie Infrastructure Corp.	3,552,300
17,500	Vectrus Inc.†	711,375

		4,263,675

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A	295,102

	Diversified Industrial — 0.1%
1,000	Alstom SA	41,451
40,000	Bouygues SA	1,602,232

Shares		Market Value
4,000	Donaldson Co. Inc.	$208,320
10,000	Raven Industries Inc.	334,600
125,000	Twin Disc Inc.†	1,323,750

		3,510,353

	Electronics — 0.7%
50,000	Corning Inc.	1,426,000
246,000	Sony Corp., ADR	14,545,980

		15,971,980

	Entertainment — 0.2%
520,582	Grupo Televisa SAB, ADR	5,091,292

	Financial Services — 0.2%
168,000	Kinnevik AB, Cl. A	4,616,393
35,000	Kinnevik AB, Cl. B	920,505

		5,536,898

	Health Care — 0.0%
12,000	Tsumura & Co.	320,740

	Machinery — 1.7%
108,000	Astec Industries Inc.	3,358,800
40,000	Flowserve Corp.	1,868,400
79,000	The Gorman-Rupp Co.	2,748,410
373,000	Xylem Inc.	29,698,260

		37,673,870

	Metals and Mining — 0.2%
100,000	Freeport-McMoRan Inc.	957,000
24,000	Haynes International Inc.	860,160
17,000	Vulcan Materials Co.	2,571,080

		4,388,240

	Transportation — 1.1%
311,000	GATX Corp.	24,111,830

	TOTAL OTHER	124,557,893

	TOTAL COMMON STOCKS	2,180,433,640

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc.	779,200

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B (a)	1,188,000

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
20,750	Cincinnati Bell Inc., 6.750%, Ser. B	674,373

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,862,373

3

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(b)	$415,200

Principal Amount
	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$1,200,000	Mueller Industries Inc., 6.000%, 03/01/27	1,215,000

	U.S. GOVERNMENT OBLIGATIONS — 3.7%
84,401,000	U.S. Treasury Bills, 1.762% to 2.204%††, 10/03/19 to 03/19/20	84,182,915

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,250,036,996)	$2,268,888,328

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

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